Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Apr. 08, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Gross deferred tax assets			$ 7,952		$ 8,782	$ 8,380
Deferred tax assets			7,909		8,699
Gross deferred tax liabilities			(5,910)		(7,558)	(5,319)
Deferred tax liabilities			5,867		7,475
Net deferred tax balance	$ 1,224	$ 1,224			1,224	3,061
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,224	3,061
Net deferred tax balance related to disposal group held for sale		(6)
Credited/(charged) to income	354	582
Charged to equity	(83)	(17)
Credited/(charged) to other comprehensive income	(289)	77
Impact of business combinations	(47)	(2,493)
Other movements	25	20
Net deferred tax balance at end of period		1,224
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction			43		83
Deferred tax assets			7,909		8,699
Deferred tax liabilities			(5,867)		(7,475)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets			108		191	137
Gross deferred tax liabilities			(390)		(622)	(613)
Net deferred tax balance	(431)	(431)	(282)		(431)	(476)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(431)	(476)
Net deferred tax balance related to disposal group held for sale		1
Credited/(charged) to income	74	31
Impact of business combinations	3
Other movements	(10)	13
Net deferred tax balance at end of period	(282)	(431)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets			1,469		1,233	1,287
Gross deferred tax liabilities			(3,610)		(5,384)	(2,985)
Net deferred tax balance	(2,141)	(1,698)	(2,141)		(4,151)	(1,698)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(4,151)	(1,698)
Net deferred tax balance related to disposal group held for sale		1
Credited/(charged) to income	605	378
Charged to equity	8
Impact of business combinations	(45)	(2,874)
Other movements	39	42
Net deferred tax balance at end of period	(2,141)	(4,151)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets			1,078		1,188	1,090
Gross deferred tax liabilities			(291)		(273)	(254)
Net deferred tax balance	787	836	787		915	836
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	915	836
Credited/(charged) to income	308	4
Credited/(charged) to other comprehensive income	(313)	69
Other movements		6
Net deferred tax balance at end of period	787	915
Inventories [member]
Statement [line items]
Gross deferred tax assets			2,446		3,722	3,786
Gross deferred tax liabilities			(287)		(474)	(455)
Net deferred tax balance	3,248	3,248	2,159		3,248	3,331
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	3,248	3,331
Net deferred tax balance related to disposal group held for sale		(6)
Credited/(charged) to income	(818)	(86)
Other movements	(23)	9
Net deferred tax balance at end of period	2,159	3,248
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets			255		273	97
Gross deferred tax liabilities			(7)		0	(9)
Net deferred tax balance	248	88	248		273	88
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	273	88
Net deferred tax balance related to disposal group held for sale		(1)
Credited/(charged) to income	(113)	(113)
Charged to equity	75
Impact of business combinations	21	298
Other movements	31	1
Net deferred tax balance at end of period	248	273
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets			2,596		2,175	1,983
Gross deferred tax liabilities			(1,325)		(805)	(1,003)
Net deferred tax balance	1,370	1,370	$ 1,271		1,370	$ 980
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,370	980
Net deferred tax balance related to disposal group held for sale		(1)
Credited/(charged) to income	298	368
Charged to equity	(166)	(17)
Credited/(charged) to other comprehensive income	24	8
Impact of business combinations	(26)	83
Other movements	(12)	(51)
Net deferred tax balance at end of period	1,271	1,370
Discontinued operations [member]
Statement [line items]
Deferred tax assets				$ 732
Deferred tax liabilities				1,713
Net deferred tax balance	858	858			858
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	858
Net deferred tax balance at end of period		858
Deferred tax assets				732
Deferred tax liabilities				$ (1,713)
Discontinued operations [member] | Property, plant and equipment [member]
Statement [line items]
Net deferred tax balance	82	82			82
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	82
Net deferred tax balance at end of period		82
Discontinued operations [member] | Intangible assets [member]
Statement [line items]
Net deferred tax balance	1,403	1,403			1,403
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,403
Net deferred tax balance at end of period		1,403
Discontinued operations [member] | Pensions and other benefit obligations of associates [member]
Statement [line items]
Net deferred tax balance	(123)	(123)			(123)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(123)
Net deferred tax balance at end of period		(123)
Discontinued operations [member] | Inventories [member]
Statement [line items]
Net deferred tax balance	(248)	(248)			(248)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(248)
Net deferred tax balance at end of period		(248)
Discontinued operations [member] | Tax loss carryforwards [member]
Statement [line items]
Net deferred tax balance	(39)	(39)			(39)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(39)
Net deferred tax balance at end of period		(39)
Discontinued operations [member] | Other assets, provisions and accruals [member]
Statement [line items]
Net deferred tax balance	(217)	(217)			$ (217)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(217)
Net deferred tax balance at end of period		$ (217)
Disposal groups classified as held for sale [member]
Movement in deferred tax balance [roll forward]
Other movements	$ 3